GOODWILL AND BUSINESS ACQUISITIONS (Details Narrative) - USD ($) $ in Thousands						3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 13, 2021	Oct. 13, 2021	Oct. 01, 2021	Oct. 01, 2021	Mar. 10, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payment for acquisition, net of cash acquired								$ 14,213	$ 49,722
Goodwill foreign currency translation gain (loss)							4,169
Goodwill impairment loss						$ (64,252)	(64,252)
Change in fair value of earnout liabilities						$ 0	$ 0
Vindara Inc [Member]
Business Acquisition [Line Items]
Percentage of outstanding equity acquired					100.00%
Purchase price, net of cash					$ 22,629
Acquisition related costs					$ 300
Expected economic life of acquired identifiable assets					10 years
Acquisition, net loss									950
Purchase price, net of cash					$ 22,592
Cash					37
Payment for acquisition, net of cash acquired					14,213
Value of shares issued as consideration					$ 8,379
Pro-forma unaudited consolidated revenues									2,885	887
Pro-forma unaudited consolidated net loss									40,122	9,717
Pro-forma unaudited consolidated net loss									(950)
&ever GmBH [Member]
Business Acquisition [Line Items]
Percentage of outstanding equity acquired			100.00%	100.00%
Acquisition related costs				$ 421
Acquisition, net loss				2,479
Purchase price, net of cash			$ 118,633
Payment for acquisition, net of cash acquired				33,610
Value of shares issued as consideration				85,023
Pro-forma unaudited consolidated revenues									2,885	887
Pro-forma unaudited consolidated net loss									55,267	$ 15,882
Pro-forma unaudited consolidated revenues				128
Purchase price				$ 118,663
Number of shares issued, shares				2,520,975
Pro-forma unaudited consolidated net loss				$ (2,479)
&ever GmBH [Member] | &ever Middle East Holding Ltd. [Member]
Business Acquisition [Line Items]
Percentage of outstanding equity acquired	50.00%	50.00%	50.00%	50.00%
&ever GmBH [Member] | Smart Soil Technologies GmbH [Member]
Business Acquisition [Line Items]
Percentage of outstanding equity acquired			25.00%	25.00%
&ever Middle East Holding Ltd. [Member]
Business Acquisition [Line Items]
Acquisition, net loss									(465)
Purchase price, net of cash	$ 8,258	$ 8,258
Payment for acquisition, net of cash acquired		1,899
Value of shares issued as consideration		$ 6,359
Pro-forma unaudited consolidated revenues									125
Pro-forma unaudited consolidated net loss									$ 465